                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4854

                               The Oberweis Funds
               (Exact name of registrant as specified in charter)

             951 Ice Cream Drive, Suite 200, North Aurora, IL 60542
               (Address of principal executive offices)   (Zip code)

      James D. Oberweis                    Copy to: James A. Arpaia
      The Oberweis Funds                            Vedder, Price, Kaufman, &
      951 Ice Cream Drive, Suite 200                Kammholz, P.C.
      North Aurora, IL 60542                        222 North LaSalle Street,
                                                    Suite 2600
                                                    Chicago, IL 60601
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.
          The Semi-Annual Report to Stockholders Follows.

PRESIDENT'S LETTER

Dear Fellow Oberweis Funds Shareholder:

As you know, The Oberweis Funds invest in extraordinarily rapidly growing companies. The average growth rates for both revenues and earnings of the companies owned in all three portfolios was in excess of 50% as of June 30, 2004. Our strategy seeks to invest in emerging growth companies with the potential for significant future growth and reasonable stock valuations in relation to their rate of earnings growth.

This disciplined strategy used to manage your investment assets has been effective over long periods of time. For example, over the last ten years for the period ending June 30th, the Oberweis Emerging Growth Portfolio (OBEGX) appreciated an average of +12.17% per year after fees versus +7.15% for the Russell 2000 Growth Index. The Micro-Cap Portfolio (OBMCX) and Mid-Cap Portfolios (OBMDX) have not yet been established for ten years, but since its inception on 1-1-96, the Micro-Cap Portfolio has appreciated an average of +14.74% per year after fees compared to +4.06% for the Russell 2000 Growth Index. Since its inception on 9-15-96, the Mid-Cap Portfolio has appreciated an average of +6.89% per year after fees.

Although we believe that all three Portfolios have respectable longer-term track records, investors should expect some variability in returns over the short-term. In some periods, the portfolios have experienced significant gains. For example, in 2003 the Micro-Cap Portfolio appreciated +108.93%, the Emerging Growth Portfolio appreciated +67.70%, and the Mid-Cap Portfolio gained +55.97%. On the other hand, during the first six months of 2004, the Micro-Cap Portfolio declined -3.43% and the Emerging Growth Portfolio declined -0.96%. The Mid-Cap Portfolio experienced a +3.08% gain in the first six months of 2004. While there can be no guarantees, historically such shorter term fluctuations have averaged out over time and the long term average return to fund shareholders has been quite respectable. In our belief, patience yields results in investing.

Important News! Effective July 15, 2004, the Oberweis Micro-Cap Portfolio will re-open to new investors. Please visit our website at www.oberweisfunds.com or call (800) 323-6166 for a free prospectus and application.

Thanks for selecting The Oberweis Funds. Should you have any questions on your account, please contact shareholder services at (800) 245-7311 or consult your financial advisor. Should you have any questions regarding the portfolio management of your fund, please feel free to contact the investment team at
(800) 323-6166. You can also reach us via email at oberweis@oberweis.net.

Sincerely,


/s/ James W. Oberweis                   /s/ James D. Oberweis
-------------------------------------   ----------------------------------------
James W. Oberweis, CFA                  James D. Oberweis
President & Portfolio Manager           President
Oberweis Asset Management, Inc.         The Oberweis Funds

                          Average Annual Total Returns
                                 as of 6/30/04

                                                   One      Five    Ten Years or
Fund                                               Year     Years   Life of Fund
--------------------------------------------------------------------------------
OBEGX                                             +27.81%   +9.04%    +12.17%
OBMCX                                             +38.44%  +17.78%    +14.74%*
OBMDX                                             +27.39%   +0.77%     +6.89%*

* Life of Fund returns are from commencement of operations on 1/1/96 and 9/15/96 for the Micro-Cap Portfolio and Mid-Cap Portfolio, respectively.

Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Keep in mind that high double-digit returns are highly unusual and cannot be sustained. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives. Current performance may be lower or higher than the performance data quoted.

                       OBERWEIS EMERGING GROWTH PORTFOLIO

                            Portfolio of Investments

                       June 30, 2004 (value in thousands)

Shares     Company (Closing Price)                                        Value
--------------------------------------------------------------------------------
           COMMON STOCKS - 100.4%
           Aerospace & Defense - 1.9%
 54,726    Applied Signal Technology, Inc. @ 35.050                      $ 1,918
 69,716    Innovative Solutions and Support, Inc. @ 19.520                 1,361
                                                                         -------
                                                                           3,279
                                                                         -------
           Air Transportation - 1.0%
220,000    Mesa Air Group, Inc. @ 8.090                                    1,780
                                                                         -------
           Auto Parts & Equipment - 0.7%
 45,731 ** Noble International Ltd. @ 24.770                               1,133
                                                                         -------
           Computer - Storage & Peripherals - 3.5%
 40,000    Applied Films Corp. @ 29.020                                    1,161
146,791    Lexar Media, Inc. @ 6.680                                         980
200,000    Synaptics, Inc. @ 19.320                                        3,864
                                                                         -------
                                                                           6,005
                                                                         -------
           Consumer - Soft Drinks - 1.1%
 74,298    Hansen Natural Corp. @ 25.330                                   1,882
                                                                         -------
           Consumer Discretionary - Apparel & Accessory - 1.2%
133,854    DHB Industries, Inc. @ 15.180                                   2,032
                                                                         -------
           Consumer Discretionary - Consumer Products - 1.5%
 80,144    USANA Health Services, Inc. @ 31.080                            2,491
                                                                         -------
           Consumer Discretionary - Housewares - 1.3%
100,000    Lifetime Hoan Corp. @ 22.790                                    2,279
                                                                         -------
           Consumer Discretionary - Retail - Apparel - 2.6%
 80,000    Chico's FAS, Inc. @ 45.160                                      3,613
 26,848    The Finish Line, Inc. @ 30.170                                    810
                                                                         -------
                                                                           4,423
                                                                         -------
           Consumer Discretionary - Retail - Internet - 1.0%
 51,037    Ctrip.com @ 33.990                                              1,735
                                                                         -------
           Consumer Discretionary - Wholesale - 2.4%
158,240    Central European Distribution Corp. @ 25.910                    4,100
                                                                         -------
           Electronics - Components / Semiconductors - 11.1%
141,747    August Technology Corp. @ 12.540                              $ 1,778
100,000    Artisan Components, Inc. @ 25.800                               2,580
132,700    Integrated Silicon Solution, Inc. @ 12.210                      1,620
128,331    Leadis Technology @ 13.410                                      1,721
195,000    OmniVision Technologies, Inc. @ 15.950                          3,110
159,830    Pixelworks, Inc. @ 15.320                                       2,449
259,600    Silicon Image, Inc. @ 13.110                                    3,403
130,100    Tessera Technologies, Inc. @ 18.020                             2,344
                                                                         -------
                                                                          19,005
                                                                         -------
           Electronics - Equipment - 1.8%
110,000 ** BEI Technologies, Inc. @ 28.310                                 3,114
                                                                         -------
           Financial Services - Misc.- 1.1%
 66,300    Portfolio Recovery Associates, Inc. @ 27.570                    1,828
                                                                         -------
           Health Care - Biotechnology - 4.0%
 79,398    Connetics Corp. @ 20.200                                        1,604
 54,946    Kos Pharmaceuticals, Inc. @ 32.970                              1,812
 77,424    LifeCell Corp. @ 11.230                                           869
 44,794    Martek Biosciences Corp. @ 56.170                               2,516
                                                                         -------
                                                                           6,801
                                                                         -------
           Health Care - Distributors - 1.8%
391,900    PetMed Express, Inc. @ 8.019                                    3,143
                                                                         -------
           Health Care - Drugs & Pharmaceuticals - 9.0%
 56,455    Able Laboratories, Inc. @ 20.560                                1,161
 81,361    Bone Care International, Inc. @ 23.420                          1,905
611,069    DRAXIS Health, Inc. @ 4.460                                     2,725
 42,202    Eon Labs, Inc. @ 40.930                                         1,727
 69,043    Flamel Technologies @ 24.630                                    1,701
114,616    HealthExtras, Inc. @ 16.570                                     1,899
203,275    InKine Pharmaceutical Co. @ 3.870                                 787
112,500    SFBC International, Inc. @ 31.330                               3,525
                                                                         -------
                                                                          15,430
                                                                         -------
           Health Care - Equipment - 6.1%
 43,764    Abaxis, Inc. @ 18.980                                             831
 66,481    ArthroCare Corp. @ 29.040                                       1,931
 40,000    Closure Medical Corp. @ 25.110                                  1,004
 57,203    Endocardinal Solutions, Inc. @ 10.360                             593
 40,000    Gen-Probe, Inc. @ 47.320                                        1,893
 89,400    Kensey Nash Corp. @ 34.500                                      3,084
180,522    Sonic Innovations, Inc. @ 5.670                                 1,023
                                                                         -------
                                                                          10,359
                                                                         -------
           Health Care - Management Services - 1.2%
 55,209    Centene Corp. @ 38.550                                          2,128
                                                                         -------

See accompanying notes to financial statements.

                       OBERWEIS EMERGING GROWTH PORTFOLIO

                       Portfolio of Investments (cont'd.)

Shares     Company (Closing Price)                                       Value
--------------------------------------------------------------------------------
           Health Care - Medical & Dental
           Services - 2.3%
133,214    LCA-Vision, Inc. @ 29.130                                   $  3,880
                                                                       --------
           Health Care - Services - 5.9%
 59,625    American Healthways, Inc. @ 26.620                             1,587
149,940    eResearch Technology, Inc. @ 28.000                            4,198
107,113    Merge Technologies, Inc. @ 14.630                              1,567
180,000    Ventiv Health, Inc. @ 15.480                                   2,787
                                                                       --------
                                                                         10,139
                                                                       --------
           Health Care - Supplies - 3.1%
133,011    Anika Therapeutics, Inc. @ 17.330                              2,305
 30,000    Advanced Neuromodulation Systems
           @ 32.800                                                         984
 70,000    Kyphon, Inc. @ 28.180                                          1,973
                                                                       --------
                                                                          5,262
                                                                       --------
           Machinery - Construction & Farming - 1.9%
56,467     A.S.V., Inc. @ 31.310                                          1,768
76,999     Gehl Co. @ 20.240                                              1,558
                                                                       --------
                                                                          3,326
                                                                       --------
           Machinery - Industrial - 4.0%
140,000    Ceradyne, Inc. @ 35.770                                        5,008
135,795 ** JLG Industries, Inc. @ 13.890                                  1,886
                                                                       --------
                                                                          6,894
                                                                       --------
           Oil & Gas - Oil Crude Production - 1.8%
296,173    Carrizo Oil & Gas, Inc. @ 10.210                               3,024
                                                                       --------
           Technology Communication - 8.3%
119,448    Alvarion Ltd. @ 13.280                                         1,586
138,173    Carrier Access @ 11.920                                        1,647
133,192    Ditech Communication Corp. @ 23.340                            3,109
160,000    Harmonic, Inc. @ 8.510                                         1,362
120,496    Sierra Wireless, Inc. @ 37.030                                 4,462
 79,690    ViaSat, Inc. @ 24.950                                          1,988
                                                                       --------
                                                                         14,154
                                                                       --------
           Technology Internet Software &
           Service - 12.0%
399,200    Aquantive, Inc. @ 9.880                                        3,944
196,165    At Road, Inc. @ 7.650                                          1,501
 40,000 *  Ask Jeeves, Inc. @ 39.030                                      1,561
120,000    Altiris, Inc. @ 27.610                                         3,313
 41,168    Blue Coat Systems, Inc. @ 33.490                               1,379
 83,260    CyberSource Corp. @ 8.360                                        696
 41,342    Netease.com, Inc. @ 41.340                                     1,709
 83,100    Sohu.com, Inc. @ 19.880                                        1,652
211,800    SupportSoft, Inc. @ 8.680                                      1,838
240,000    ValueClick, Inc. @ 11.980                                      2,875
                                                                       --------
                                                                         20,468
                                                                       --------
           Technology - Wireless Telecommunication
           Services - 1.0%
178,600    Wireless Facilities, Inc. @ 9.830                           $  1,756
                                                                       --------
           Technology - Computers -
           Application Software - 3.2%
 50,000    Magma Design Automation, Inc. @ 19.230                           962
 83,946    SafeNet, Inc. @ 27.680                                         2,324
 80,000    Secure Computing Corp. @ 11.650                                  932
107,902    Ulticom, Inc. @ 11.700                                         1,262
                                                                       --------
                                                                          5,480
                                                                       --------
           Technology - Consulting
           & Services - 1.0%
 65,122    MTC Technologies, Inc. @ 25.830                                1,682
                                                                       --------
           Technology - Data Services - 1.6%
119,068    Euronet Worldwide, Inc. @ 23.130                               2,754
                                                                       --------
           Total Common Stocks
           (Cost: $137,872,000)                                        $171,766
                                                                       --------
           Total Investments - 100.4%
           (Cost: $137,872,000 )                                       $171,766
                                                                       --------

See accompanying notes to financial statements.

                       OBERWEIS EMERGING GROWTH PORTFOLIO

                       Portfolio of Investments (cont'd.)

Contracts                                                                Value
-------------------------------------------------------------------------------
            COVERED CALL OPTIONS - (0.0%)
100         Ask Jeeves, Inc., July 2004 $50                                  --
                                                                       --------
            Total Covered Call Options
            (Premiums received: $11,250)                                     --

            Other Liabilities less Assets (0.4%)                           (699)
                                                                       --------

            NET ASSETS - 100%                                          $171,067
                                                                       ========
Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* All or a portion of these stocks were held in escrow at June 30, 2004 to cover call options written. The aggregate market value was $390,000.

**   Income producing security during the period ended June 30, 2004.

     Based on the cost of investments of $137,872,000 for federal income tax purposes at June 30, 2004, the aggregate gross unrealized appreciation was $45,052,000, the aggregate gross unrealized depreciation was $11,147,000 and the net unrealized appreciation of investment, and covered call options was $33,905,000.

See accompanying notes to financial statements.

                          OBERWEIS MICRO-CAP PORTFOLIO

                            Portfolio of Investments

                       June 30, 2004 (value in thousands)

Shares     Company (Closing Price)                                        Value
--------------------------------------------------------------------------------
           COMMON STOCKS - 100.9%
           Aerospace - Parts & Equipment - 1.6%
373,796    Arotech Corp. @ 2.090                                         $  781
                                                                         ------
           Consumer Discretionary -
           Service Commercial - 0.9%
 30,000    Greg Manning Auctions, Inc. @ 15.300                             459
                                                                         ------
           Consumer Discretionary -
           Sporting Goods - 1.1%
 41,865    Aldila, Inc. @ 12.410                                            520
                                                                         ------
           Consumer Discretionary - Wholesale - 3.3%
 62,281    Central European Distribution Corp.
           @ 25.910                                                       1,614
                                                                         ------
           Consumer Staples - Foods - 1.0%
 56,225    SunOpta, Inc. @ 8.530                                            480
                                                                         ------
           Electronics - Components - 5.9%
182,000    EXX, Inc. @ 2.050                                                373
150,000    International DisplayWorks, Inc. @ 3.980                         597
100,000    Ultralife Batteries, Inc. @ 19.360                             1,936
                                                                         ------
                                                                          2,906
                                                                         ------
           Electronics - Semiconductors - 8.1%
 32,200    Advanced Power Technology, Inc. @ 12.400                         400
 62,729    California Micro Devices Corp. @ 11.530                          723
 72,464    ICOS Vision Systems Corp. N.V. @ 30.750                        2,228
 54,700    MIPS Technologies, Inc. @ 6.120                                  335
 61,000    Ramtron International Corp. @ 4.560                              278
                                                                         ------
                                                                          3,964
                                                                         ------
           Financial Services - Banks - 1.7%
 46,668    Pinnacle Financial Partners, Inc. @ 18.300                       854
                                                                         ------
           Health Care - Equipment - 14.0%
 27,317    Candela Corp. @ 9.800                                            268
 47,700    IRIS International @ 7.550                                       360
 70,000    Kensey Nash Corp. @ 34.500                                     2,415
100,000    Palomar Medical Technologies, Inc.
           @ 16.790                                                       1,679
 89,822    Somanetics Corp. @ 13.710                                      1,231
 57,809    Urologix, Inc. @ 15.430                                          892
  3,488    Vision-Sciences, Inc. @ 4.200                                     15
                                                                         ------
                                                                          6,860
                                                                         ------
           Health Care - Drugs & Pharmaceuticals
           - 1.3%
 30,000    Able Laboratories, Inc. @ 20.560                                 617
                                                                         ------
           Health Care - Facilities - 2.8%
143,211    PainCare Holdings, Inc. @ 3.350                                  480
 35,000    Psychiatric Solutions, Inc. @ 24.930                             872
                                                                         ------
                                                                          1,352
                                                                         ------
           Health Care - Pharmaceutical Services
           - 0.6%
 16,359    HealthExtras, Inc. @ 16.570                                   $  271
                                                                         ------
           Health Care - Therapeutics - 2.9%
 65,660    Anika Therapeutics, Inc. @ 17.330                              1,138
 63,803    Carrington Laboratories, Inc. @ 4.449                            284
                                                                         ------
                                                                          1,422
                                                                         ------
           Industrial - Audio & Video
           Productions - 3.5%
 80,000    Sonic Solutions, Inc. @ 21.250                                 1,700
                                                                         ------
           Industrial - Machinery - 2.4%
100,000    Hurco Cos., Inc. @ 11.930                                      1,193
                                                                         ------
           Industrial - Services - Employment - 0.6%
 19,407    Barrett Business Services, Inc. @ 14.750                         286
                                                                         ------
           Medical - Vitamins & Nutritional
           Products - 0.4%
 46,038    Advanced Nutraceuticals, Inc. @ 4.450                            205
                                                                         ------
           Oil & Gas - U.S. Exploration
           & Production - 1.0%
 30,000    Edge Petroleum Corp. @ 17.000                                    510
                                                                         ------
           Technology - Application Software - 6.8%
 44,666    Astea International, Inc. @ 8.920                                398
 66,094    CyberGuard Corp. @ 8.160                                         539
270,000 ** Mind C.T.I. Ltd. @ 4.680                                       1,264
 61,572 ** Programmer's Paradise, Inc. @ 8.860                              545
 20,000    SafeNet, Inc. @ 27.680                                           554
                                                                         ------
                                                                          3,300
                                                                         ------
           Technology - Communications - 6.2%
 48,085    Ceragon Networks Ltd. @ 5.410                                    260
152,200    SBE, Inc. @ 3.500                                                533
175,000    Socket Communications, Inc. @ 2.860                              501
 87,300    Sunair Electronics, Inc. @ 5.650                                 493
 57,066    TESSCO Technologies, Inc. @ 17.390                               992
 33,675    Telular Corp. @ 7.190                                            242
                                                                         ------
                                                                          3,021
                                                                         ------
           Technology - Computers - Consulting
           & Services - 3.4%
 32,413    First Advantage Corp. @ 18.900                                   612
 11,214    SI International, Inc. @ 20.390                                  229
 99,773    Sento Corp. @ 8.200                                              818
                                                                         ------
                                                                          1,659
                                                                         ------

See accompanying notes to financial statements.

                          OBERWEIS MICRO-CAP PORTFOLIO

                       Portfolio of Investments (cont'd.)

Shares             Company (Closing Price)                               Value
--------------------------------------------------------------------------------
           Technology - Computers - Systems - 1.4%
 43,918    Merge Technologies, Inc. @ 14.630                            $   643
 12,411    Pinnacle Data Systems, Inc. @ 4.450                               55
                                                                        -------
                                                                            698
                                                                        -------
           Technology - Computers - Storage
           & Peripherals 3.6%
 65,658    Novatel Wireless, Inc. @ 26.500                                1,740
                                                                        -------
           Technology Electronic Equipment - 11.3%
 97,323    Aetrium, Inc. @ 7.350                                            715
 37,673    California Amplifier, Inc. @ 7.070                               266
 60,000    CyberOptics Corp. @ 25.980                                     1,559
 52,846 ** Frequency Electronics Corp. @ 14.140                             747
 33,345    I.D. Systems, Inc. @ 15.070                                      503
  5,545    Imaging Sensing Systems, Inc. @ 12.000                            67
 10,000    Lowrance Electronics, Inc. @ 30.950                              310
 57,414    NovAtel, Inc. @ 13.100                                           752
250,055    RELM Wireless Corp. @ 2.460                                      615
                                                                        -------
                                                                          5,534
                                                                        -------
           Technology - Internet Software - 7.3%
144,251    Arel Communications and Software Ltd.
           @ 2.380                                                          343
 40,000    FindWhat.com @ 23.140                                            925
157,777    Innodata Corp. @ 3.680                                           581
210,136    LivePerson, Inc. @ 3.010                                         632
 65,511    SupportSoft, Inc. @ 8.680                                        569
 29,478    ViryaNet Ltd. @ 4.300                                            127
 92,965    Youbet.com @ 4.130                                               384
                                                                        -------
                                                                          3,561
                                                                        -------
           Technology - Systems Software - 5.5%
 76,856    FARO Technologies, Inc. @ 25.670                               1,973
 15,000    Quality Systems, Inc. @ 49.090                                   736
                                                                        -------
                                                                          2,709
                                                                        -------
           Utilities - Telecommunications - 2.3%
124,730    Yak Communications, Inc. @ 8.950                               1,116
                                                                        -------
           Total Common Stocks
           (Cost: $33,526,000)                                          $49,332
                                                                        -------
           RIGHTS- 0.0%
145,500    Miltope Group, Inc.                                          $    --
                                                                        -------
           Total Rights                                                      --
                                                                        -------
           Total Investments - 100.9%                                   $49,332
           (Cost: $33,526,000)

           Other Liabilities less Assets (0.9%)                            (461)
                                                                        -------
           NET ASSETS - 100%                                            $48,871
                                                                        =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
**   Income producing security during the period ended June 30, 2004.

     Based on the cost of investments of $33,526,000 for federal income tax purposes at June 30, 2004, the aggregate gross unrealized appreciation was $18,005,000, the aggregate gross unrealized depreciation was $2,199,000 and the net unrealized appreciation of investments was $15,806,000.

See accompanying notes to financial statements.

                           OBERWEIS MID-CAP PORTFOLIO

                            Portfolio of Investments

                       June 30, 2004 (value in thousands)

Shares     Company (Closing Price)                                         Value
--------------------------------------------------------------------------------
           COMMON STOCKS - 101.3%

           Aerospace - Defense Equipment - 4.4%
  4,500 ** Engineered Support Systems, Inc. @ 58.510                      $  263
  4,000 ** L-3 Communications Holdings, Inc.
           @ 66.800                                                          267
                                                                          ------
                                                                             530
                                                                          ------
           Apparel - Clothing Manufacturing - 2.9%
  4,000    Coach, Inc. @ 45.190                                              181
  7,000    Quicksilver, Inc. @ 23.810                                        167
                                                                          ------
                                                                             348
                                                                          ------
           Commercial Services - Schools - 2.3%
  6,000    Career Education Corp. @ 45.560                                   273
                                                                          ------
           Electronics - Semiconductors - 12.8%
 20,000    Axcelis Technologies, Inc. @ 12.440                               249
  8,000    Marvell Technology Group Ltd. @ 26.700                            214
 12,000    OmniVision Technologies, Inc. @ 15.950                            191
 15,000    Pixelworks, Inc. @ 15.320                                         230
 20,000    Silicon Image, Inc. @ 13.110                                      262
  5,000    Silicon Laboratories, Inc. @ 46.350                               232
 40,000    Silicon Precision Industries Co. @ 4.060                          162
                                                                          ------
                                                                           1,540
                                                                          ------
           Electronics - Equipment - 5.7%
 21,500    Aeroflex, Inc. @ 14.280                                           307
 10,000 ** Cognex Corp. @ 38.480                                             385
                                                                          ------
                                                                             692
                                                                          ------
           Health Care - Biomed / Genetics - 7.7%
  3,000    Celgene Corp. @ 57.260                                            172
  5,000    Cephalon, Inc. @ 54.000                                           270
  5,000    Martek Biosciences Corp. @ 56.170                                 281
 10,000    QLT, Inc. @ 20.040                                                200
                                                                          ------
                                                                             923
                                                                          ------
           Health Care - Drugs -
           Pharmaceuticals & Therapeutics - 9.6%
 10,000    Andrx Corp. @ 27.930                                              279
  4,000    American Pharmaceutical Partners, Inc.
           @ 30.380                                                          121
  2,500    Barr Laboratories, Inc. @ 33.700                                   84
  5,677    Connectics Corp. @ 20.200                                         115
  8,000    Eon Labs, Inc. @ 40.930                                           327
  4,203    Kos Pharmaceuticals, Inc. @ 32.970                                139
  2,000    Taro Pharmaceutical Industries Ltd.
           @ 43.500                                                           87
                                                                          ------
                                                                           1,152
                                                                          ------
           Health Care - Management Services - 1.4%
  5,000    Caremark Rx, Inc. @ 32.940                                        165
                                                                          ------
           Health Care - Medical &
           Dental Instruments - 4.4%
  7,000    CYTYC Corp. @ 25.370                                           $  178
  6,616    Align Technology, Inc. @ 19.000                                   126
  4,500    ResMed, Inc. @ 50.960                                             229
                                                                          ------
                                                                             533
                                                                          ------
           Insurance - 1.4%
  5,000 ** EnduranceSpecialty Holdings Ltd.
           @ 34.800                                                          174
                                                                          ------
           Internet - Security / Solutions - 2.5%
  3,400    University of Phoenix Online @ 87.590                             298
                                                                          ------
           Medical - Vitamins &
           Nutritional Products - 1.0%
  4,282    NBTY, Inc. @ 29.390                                               126
                                                                          ------
           Oil & Gas - Exploration &
           Production - 6.2%
  3,000 ** CARBO Ceramics, Inc. @ 68.250                                     205
  9,000 ** PetroKazakhstan, Inc. @ 27.220                                    245
  6,000 ** Pogo Producing Co. @ 49.400                                       296
                                                                          ------
                                                                             746
                                                                          ------
           Retail - Apparel / Shoe - 5.1%
  7,000    Chico's FAS, Inc. @ 45.160                                        316
  5,000    Urban Outfitters, Inc. @ 60.910                                   304
                                                                          ------
                                                                             620
                                                                          ------
           Retail - Restaurants - 0.9%
  3,000    Panera Bread Co. @ 35.880                                         108
                                                                          ------
           Technology - Application Software - 4.8%
  8,000 ** Autodesk, Inc. @ 42.810                                           343
  6,300    Magma Design Automation, Inc. @ 19.230                            121
 14,341    TIBCO Software, Inc. @ 8.450                                      121
                                                                          ------
                                                                             585
                                                                          ------
           Technology - Communications - 10.1%
  9,000  * Research in Motion Ltd. @ 68.450                                  616
  7,500    Sierra Wireless, Inc. @ 37.030                                    278
 11,000    Utstarcom, Inc. @ 30.250                                          333
                                                                          ------
                                                                           1,227
                                                                          ------
           Technology - Computers - Software - 11.5%
  7,323    Akamai Technologies, Inc. @ 17.950                                131
  6,627    Ask Jeeves, Inc. @ 39.030                                         259
 25,000    chinadotcom Corp. @ 7.380                                         184
 10,000    Cognizant Technology Solutions Corp.
           @ 25.410                                                          254
  3,000    Netease.com, Inc. @ 41.340                                        124
  6,233    Sohu.com, Inc. @ 19.880                                           124
  6,470    United Online, Inc. @ 17.610                                      114
  9,319    WebEx Communications, Inc. @ 21.760                               203
                                                                          ------
                                                                           1,393
                                                                          ------

See accompanying notes to financial statements.

                           OBERWEIS MID-CAP PORTFOLIO

                            Portfolio of Investments

                       June 30, 2004 (value in thousands)

Shares                Company (Closing Price)                            Value
--------------------------------------------------------------------------------

           Technology - Computers -
           Software & Peripherals 4.3%
 16,335 ** AU Optronics Corp. @ 16.340                                  $   267
 11,600    SanDisk Corp. @ 21.690                                           252
                                                                        -------
                                                                            519
                                                                        -------
           Technology - Enterprise Software
           & Service - 0.8%
  6,000    Ascential Software Corp. @ 15.990                                 96
                                                                        -------
           Travel Services - 1.5%
  8,419    Orbitz, Inc. @ 21.620                                            182
                                                                        -------

           Total Common Stocks
           (Cost: $9,904,000)                                           $12,230
                                                                        -------
           Total Investments - 101.3%
           (Cost: $9,904,000)                                           $12,230
                                                                        -------

Contracts                                                                Value
--------------------------------------------------------------------------------

           COVERED CALL OPTIONS - (0.0%)

     30    Research In Motion, August 2004 $85                               (2)
                                                                        -------
           Total Covered Call Options
           (Premiums received: $2,100)                                       (2)

           Other Liabilities less Assets (1.3%)                            (156)
                                                                        -------
           NET ASSETS - 100%                                            $12,072
                                                                        =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* All or a portion of these stocks were held in escrow at June 30, 2004 to cover call options written. The aggregate market value was $205,000.

**   Income producing security during the period ended June 30, 2004.

     Based on the cost of investments of $9,904,000 for federal income tax purposes at June 30, 2004, the aggregate gross unrealized appreciation was $3,086,000, the aggregate gross unrealized depreciation was $760,000 and the net unrealized appreciation of investments was $2,326,000.

See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                       Statement of Assets and Liabilities

             June 30, 2004 (in thousands, except pricing of shares)

                                                            Emerging Growth   Micro-Cap    Mid-Cap
                                                               Portfolio      Portfolio   Portfolio
                                                            ---------------   ---------   ---------
Assets:
   Investment securities at value                               $171,766       $49,332     $12,230
      (Cost: $137,872, $33,526 and $9,904, respectively)
   Cash                                                               --            23          --
   Receivable from securities sold                                 6,889           521         451
   Dividends and interest receivable                                   5            --           6
   Prepaid Expenses                                                   45             8          11
                                                                --------       -------     -------
      Total Assets                                               178,705        49,884      12,698
                                                                --------       -------     -------

Liabilities:
   Payable to custodian bank                                       3,981            --         231
   Options written at value
   (Premiums received: $11, $0 and $2, respectively)                  --            --           2
   Payable for securities purchased                                3,442           919         370
   Payable to advisor (see note 2)                                   114            40           8
   Payable to distributor                                             35            10           3
   Accrued expenses                                                   66            44          12
                                                                --------       -------     -------
      Total Liabilities                                            7,638         1,013         626
                                                                --------       -------     -------
Net Assets                                                      $171,067       $48,871     $12,072
                                                                ========       =======     =======
Analysis of net assets:
   Aggregate paid in capital                                    $122,061       $ 3,095     $12,707
   Accumulated net realized gain (loss) on investments            15,101        29,970      (2,961)
   Net unrealized appreciation of investments                     33,905        15,806       2,326
                                                                --------       -------     -------
      Net Assets                                                $171,067       $48,871     $12,072
                                                                ========       =======     =======
The Pricing of Shares:
   Net asset value and offering price per share
Emerging Growth Portfolio:
   ($171,067,025 divided by 6,385,779 shares outstanding)       $  26.79
                                                                ========
Micro-Cap Portfolio:
   ($48,871,134 divided by 1,926,717 shares outstanding)                       $ 25.36
                                                                               =======
Mid-Cap Portfolio:
   ($12,071,515 divided by 1,030,070 shares outstanding)                                   $ 11.72
                                                                                           =======

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                            Statement of Operations

                 Six Months Ended June 30, 2004 (in thousands)

                                                                  Emerging Growth   Micro-Cap    Mid-Cap
                                                                     Portfolio      Portfolio   Portfolio
                                                                  ---------------   ---------   ---------
Investment Income:
   Interest                                                          $      9       $     14     $   --
   Dividends                                                               51             42         10
                                                                     --------       --------     ------
      Total Investment Income                                              60             56         10
                                                                     --------       --------     ------

Expenses:
   Investment advisory fees                                               448            235         24
   Management fees                                                        435            156         24
   Distribution fees (see note 2)                                         272             98         15
   Transfer agent fees and expenses                                       176             49         19
   Custodian fees and expenses                                             58             32         15
   Professional fees                                                       46             26          3
   Shareholder reports                                                     44             20          3
   Federal and state registration fees                                     24             19          6
   Trustees'fees                                                           10              4          1
   Insurance                                                                8              3         --
   Miscellaneous                                                            1             --         --
                                                                     --------       --------     ------
      Total Expenses                                                    1,522            642        110
                                                                     --------       --------     ------

Net Investment Loss Before Expense reimbursement                       (1,462)          (586)      (100)
   Expense Reimbursement and Earnings Credits (see note 2)                  2              2          1
                                                                     --------       --------     ------
Net Investment Loss                                                    (1,460)          (584)       (99)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                       25,072         25,831      1,110
Net realized gain from covered call options written                        46             25         --
                                                                     --------       --------     ------
   Total net realized gain                                             25,118         25,856      1,110
Decrease in net unrealized appreciation of investments                (28,789)       (28,975)      (795)
                                                                     --------       --------     ------
Net realized and unrealized gain (loss) on investments                 (3,671)        (3,119)       315
                                                                     --------       --------     ------
Net increase (decrease) in net assets resulting from operations      $ (5,131)      $ (3,703)    $  216
                                                                     ========       ========     ======

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

                                                                             Emerging Growth Portfolio
                                                                       ------------------------------------
                                                                       Six Months Ended       Year Ended
                                                                        June 30, 2004     December 31, 2003
                                                                       ----------------   -----------------
From Operations:
   Net investment loss                                                    $  (1,460)          $  (1,622)
   Net realized gain on investments                                          25,118               2,108
   Increase (decrease) in net unrealized appreciation of investments        (28,789)             55,324
                                                                          ---------           ---------
   Net increase (decrease) in net assets resulting from operations           (5,131)             55,810
                                                                          ---------           ---------
From Capital Share Transactions:
   Net proceeds from sale of shares                                          50,515             310,899
   Redemption of shares                                                    (117,012)           (185,306)
                                                                          ---------           ---------
   Net increase (decrease) from capital share transactions                  (66,497)            125,593
                                                                          ---------           ---------
   Total increase (decrease) in net assets                                  (71,628)            181,403

Net Assets:
   Beginning of period                                                      242,695              61,292
                                                                          ---------           ---------
   End of period                                                          $ 171,067           $ 242,695
                                                                          =========           =========
Transactions in Shares:
   Shares sold                                                                1,794              13,107
   Less shares redeemed                                                      (4,381)             (7,934)
                                                                          ---------           ---------
   Net increase (decrease) from capital share transactions                   (2,587)              5,173
                                                                          =========           =========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

                                                                                Micro-Cap Portfolio
                                                                       ------------------------------------
                                                                       Six Months Ended       Year Ended
                                                                         June 30, 2004    December 31, 2003
                                                                       ----------------   -----------------
From Operations:
   Net investment loss                                                     $   (584)          $ (1,085)
   Net realized gain on investments                                          25,856             16,337
   Increase (decrease) in net unrealized appreciation of investments        (28,975)            40,899
                                                                           --------           --------
   Net increase (decrease) in net assets resulting from operations           (3,703)            56,151
                                                                           --------           --------
From Distributions:
   Distributions from net realized gains on investments                          --             (9,965)
                                                                           --------           --------
From Capital Share Transactions:
   Net proceeds from sale of shares                                           4,714             98,526
   Proceeds from reinvestment of distributions                                   --              8,993
   Redemption of shares                                                     (51,686)           (76,137)
                                                                           --------           --------
   Net increase (decrease) from capital share transactions                  (46,972)            31,382
                                                                           --------           --------
   Total increase (decrease) in net assets                                  (50,675)            77,568

Net Assets:
   Beginning of period                                                       99,546             21,978
                                                                           --------           --------
   End of period                                                           $ 48,871           $ 99,546
                                                                           ========           ========
Transactions in Shares:
   Shares sold                                                                  175              5,713
   Shares issued in reinvestment of dividends                                    --                342
   Less shares redeemed                                                      (2,039)            (3,850)
                                                                           --------           --------
   Net increase (decrease) from capital share transactions                   (1,864)             2,205
                                                                           ========           ========

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

                                                                                 Mid-Cap Portfolio
                                                                       ------------------------------------
                                                                       Six Months Ended      Year Ended
                                                                         June 30, 2004    December 31, 2003
                                                                       ----------------   -----------------
From Operations:
   Net investment loss                                                     $   (99)            $  (133)
   Net realized gain (loss) on investments                                   1,110                (535)
   Increase (decrease) in net unrealized appreciation of investments          (795)              3,473
                                                                           -------             -------
   Net increase in net assets resulting from operations                        216               2,805
                                                                           -------             -------
From Capital Share Transactions:
   Net proceeds from sale of shares                                          4,146               7,421
   Redemption of shares                                                     (3,110)             (3,776)
                                                                           -------             -------
   Net increase from capital share transactions                              1,036               3,645
                                                                           -------             -------
   Total increase in net assets                                              1,252               6,450

Net Assets:
   Beginning of period                                                      10,820               4,370
                                                                           -------             -------
   End of period                                                           $12,072             $10,820
                                                                           =======             =======
Transactions in Shares:
   Shares sold                                                                 347                 735
   Less shares redeemed                                                       (268)               (383)
                                                                           -------             -------
   Net increase from capital share transactions                                 79                 352
                                                                           =======             =======

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                          Notes to Financial Statements

                                  June 30, 2004

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange and as of the close of the regular trading session on the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the CBOE by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is the Fund's policy and it intends to comply with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require a reclassification. As of December 31, 2003 the Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the capital loss carryforward will expire as follows:

                         Oberweis    Oberweis
Expiration Year   Emerging Growth     Mid-Cap
---------------   ---------------   ----------
2009                   $6,668,291   $2,042,858
2010                           $0   $1,086,764
2011                     $266,675   $  709,055

There is no difference between the book basis and tax basis of accumulated net realized loss on investments. The Emerging Growth Portfolio and Mid-Cap Portfolio made no tax based distributions and had no undistributed tax ordinary income as of December 31, 2003. The Oberweis Micro-Cap Portfolio paid net long term realized gains from the sale of securities of $4,281,428 and distributions of ordinary income (which includes short term capital gains from the sale of securities) of $5,683,965 in 2003 to shareholders of record on November 6, 2003.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis Securities, Inc. ("Oberweis Securities"), the Funds' principal distributor, is an affiliate of OAM.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $448,000, $235,000, and $24,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $435,000, $156,000 and $24,000, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. No expense reimbursements were required for the period ended June 30, 2004.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis Securities. During the period ended June 30, 2004, the Funds made no direct payments to its officers and paid $15,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $272,000, $98,000 and $15,000, respectively.

Commissions. The Funds pay Oberweis Securities for executing some of each Fund's agency security transactions at competitive rates, typically $.02 per share. For the period ended June 30, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $1,000, $1,000 and $0, respectively to Oberweis Securities. The Funds did not hold government securities during 2004.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2004, other than options written and money market investments, aggregated $74,625,000 and $142,850,000, respectively, for the Emerging Growth Portfolio, $29,104,000 and $74,075,000, respectively, for the Micro-Cap Portfolio, and $6,208,000 and $4,936,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the period ended June 30, 2004 were as follows:

                                                Emerging Growth           Micro-Cap               Mid-Cap
                                                   Portfolio              Portfolio              Portfolio
                                             --------------------   --------------------   --------------------
                                               Number                 Number                 Number
                                                 of      Premiums       of      Premiums       of      Premiums
                                             Contracts   Received   Contracts   Received   Contracts   Received
                                             ---------   --------   ---------   --------   ---------   --------
Options outstanding at beginning of period       --      $     --       --      $    --        --       $   --
Options written                                 700        57,000      220       25,000        30        2,000
Options expired                                (600)      (46,000)    (220)     (25,000)       --           --
Options closed                                   --            --       --           --        --           --
Options assigned                                 --            --       --           --        --           --
                                               ----      --------     ----      -------       ---       ------
Options outstanding at end of period            100      $ 11,000       --      $    --        30       $2,000

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund.

4. Redemption fee

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Emerging Growth, Micro-Cap and Mid-Cap Portfolios were $92,000, $92,000 and $9,000, respectively, for the period ended June 30, 2004, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

The Oberweis Funds are designed for long-term investors. To discourage market timers, effective January 1, 2004, redemptions of shares of a Portfolio within 180 days of purchase will be subject to a 1.00% redemption fee of the total redemption amount. The redemption fee applies only to shares acquired on or after January 1, 2004 and will not apply to exchanges. The 1.00% redemption fee is deducted from the redemption proceeds and is retained by the Portfolio.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $2,000, $2,000 and $1,000, respectively. During the period ended June 30, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $9,000, $5,000 and $1,000, respectively, which is included in custodian fees and expenses in the statement of operations.

                              FINANCIAL HIGHLIGHTS

          Per share income and capital changes for a share outstanding throughout each period is as follows:

                                                                           Emerging Growth Portfolio
                                                         ---------------------------------------------------------
                                                                                   Years ended December 31,
                                                         Six Months Ended   --------------------------------------
                                                          June 30, 2004       2003       2002      2001      2000
                                                         ----------------   --------   -------   -------   -------
Net asset value at beginning of period                    $  27.05          $  16.13   $ 21.29   $ 21.19   $ 36.15
Income (loss) from investment operations:
Net investment loss /(a)/                                     (.19)             (.27)     (.26)     (.31)     (.48)
Net realized and unrealized gain (loss) on investments        (.07)/(b)/       11.19     (4.90)      .41     (1.37)
                                                          --------          --------   -------   -------   -------
Total from investment operations                              (.26)            10.92     (5.16)      .10     (1.85)
Less distributions:
Distribution from net realized gains on investments             --                --        --        --    (13.11)
                                                          --------          --------   -------   -------   -------
Net asset value at end of period                          $  26.79          $  27.05   $ 16.13   $ 21.29   $ 21.19
                                                          ========          ========   =======   =======   =======

Total Return (%)                                              (1.0)/(d)/        67.7     (24.2)      0.5     (10.7)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                $171,067          $242,695   $61,292   $79,014   $83,643
Ratio of expenses to average net assets (%)                   1.40/(c)/         1.37      1.57      1.65      1.42
Ratio of net investment loss to average net assets (%)       (1.34)/(c)/       (1.18)    (1.48)    (1.51)    (1.27)
Portfolio turnover rate (%)/(c)/                                70                56        66        66        73
Average commission rate paid                              $  .0202          $  .0206   $ .0265   $ .0336   $ .0342

----------
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ The net realized and unrealized gain (loss) on investments include redemption fees per share of $0.01.
/(c)/ Annualized
/(d)/ Not annualized

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                   Micro-Cap Portfolio
                                              ------------------------------------------------------------
                                                                          Years ended December 31,
                                              Six Months Ended   -----------------------------------------
                                                June 30, 2004      2003          2002      2001      2000
                                              ----------------   -------       -------   -------   -------
Net asset value at beginning of period          $ 26.26          $ 13.86       $ 16.77   $ 13.54   $ 16.94
Income (loss) from investment operations:
Net investment loss /(a)/                          (.20)            (.31)         (.24)     (.24)     (.33)
Net realized and unrealized gain (loss)
   on investments                                  (.70)/(b)/      15.41/(b)/    (2.67)     3.47      (.74)
                                                -------          -------       -------   -------   -------
Total from investment operations                   (.90)           15.10         (2.91)     3.23     (1.07)
Less distributions:
Distribution from net realized gains on
   investments                                       --            (2.70)           --        --     (2.33)
                                                -------          -------       -------   -------   -------
Net asset value at end of period                $ 25.36          $ 26.26       $ 13.86   $ 16.77   $ 13.54
                                                =======          =======       =======   =======   =======
Total Return (%)                                   (3.4)/(d)/      108.9         (17.3)     23.9      (8.0)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)      $48,871          $99,546       $21,978   $47,817   $20,491
Ratio of expenses to average net assets (%)        1.64/(c)/        1.60          1.93      1.98      1.96
Ratio of net investment loss to average net
   assets (%)                                     (1.49)/(c)/      (1.47)        (1.64)    (1.59)    (1.79)
Portfolio turnover rate (%)/(c)/                     79               87            81        82        79
Average commission rate paid                    $ .0199          $ .0200       $ .0256   $ .0307   $ .0271

----------
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ The net realized and unrealized gain (loss) on investments include redemption fees per share of $0.05.
/(c)/ Annualized.
/(d)/ Not annualized.

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                   Mid-Cap Portfolio
                                                         ------------------------------------------------------------------
                                                                                         Years ended December 31,
                                                         Six Months Ended   -----------------------------------------------
                                                           June 30, 2004      2003         2002         2001          2000
                                                         ----------------   -------       ------       ------       -------
Net asset value at beginning of period                     $ 11.37          $  7.29       $10.83       $17.12       $ 24.29
Income (loss) from investment operations:
Net investment loss /(a)/                                     (.10)            (.18)        (.17)        (.21)         (.46)
Net realized and unrealized gain (loss) on investments         .45/(b)/        4.26/(b)/   (3.37)       (6.08)        (2.27)
                                                           -------          -------       ------       ------       -------
Total from investment operations                               .35             4.08        (3.54)       (6.29)        (2.73)
Less distributions:
Distribution from net realized gains on investments             --               --           --           --         (4.44)
                                                           -------          -------       ------       ------       -------
Net asset value at end of period                           $ 11.72          $ 11.37       $ 7.29       $10.83       $ 17.12
                                                           =======          =======       ======       ======       =======
Total Return (%)                                               3.1/(e)/        56.0        (32.7)       (36.7)        (13.1)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                 $12,072          $10,820       $4,370       $6,449       $12,308
Ratio of expenses to average net assets (%)                   1.85/(d)/        2.00/(c)/    2.00/(c)/    2.00/(c)/     1.86
Ratio of net investment loss to average net assets (%)       (1.68)/(d)/      (1.91)       (1.91)       (1.75)        (1.78)
Portfolio turnover rate (%)/(d)/                                85               29           66          115            97
Average commission rate paid                               $ .0199          $ .0200       $.0256       $.0312       $ .0269

----------
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ The net realized and unrealized gain (loss) on investments include redemption fees per share of $0.01.
/(c)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.31%, 2.66%, and 2.60%, for 2003, 2002 and 2001 respectively, before expense reimbursement and earnings credits.
/(d)/ Annualized.
/(e)/ Not annualized.

Trustees and Officers
James D. Oberweis          Gary D. McDaniel
Trustee and President      Trustee

James G. Schmidt           Paul D. Tonsager
Trustee                    Trustee

Patrick B. Joyce           Martin L. Yokosawa
Executive Vice President   Senior Vice President
Treasurer

James W. Oberweis          Steven J. LeMire
Senior Vice President      Vice President
                           Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweisfunds.com

Distributor
Oberweis Securities, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweisfunds.com

Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street, Chicago, IL 60601

[LOGO] The Oberweis Funds

Emerging Growth Portfolio
Micro-Cap Portfolio
Mid-Cap Portfolio

[LOGO] The Oberweis Funds

Semi-Annual Report
     Unaudited

   June 30, 2004

ITEM 2.    CODE OF ETHICS.

           Not required for the semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

           Not required for the semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not required for the semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not Applicable to the registrant.

ITEM 6.    SCHEDULE OF INVESTMENTS.

           Not Applicable for periods ending before July 9, 2004.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not Applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

           Not Applicable to the registrant.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 10.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
          (b) There has been no change to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

           (a)(1)   Not required for the semi-annual report.

           (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

           (a)(3)   Not Applicable to the registrant.

           (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds


By (Signature and Title*)   /s/ James D. Oberweis
                            -----------------------------
                            James D. Oberweis
                            President, The Oberweis Funds

Date 08/23/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title*)   /s/ James D. Oberweis
                            -----------------------------
                            James D. Oberweis
                            President, The Oberweis Funds

Date 08/23/2004


By (Signature and Title*)   /s/ Patrick B. Joyce
                            -----------------------------
                            Patrick B. Joyce
                            Executive Vice President and
                            Treasurer, The Oberweis Funds

Date 08/23/2004

/*/ Print the name and title of each signing officer under his or her signature.